PROPERTY AND EQUIPMENT, NET - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PROPERTY AND EQUIPMENT, NET
Depreciation	$ 1,936	$ 1,692	$ 1,562